Revenue from Contracts with Customers: Domestic and international passenger traffic - (Details) - individual	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	17,419	35,371
Total international passengers	8,171	20,291
Number of total passengers	25,590	55,662
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	9,246	16,684
Total international passengers	7,283	17,478
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	4,548	8,456
Total international passengers	298	992
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total domestic passengers	3,625	10,231
Total international passengers	590	1,821